UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06350

Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2011

Date of reporting period:	September 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (84.4%)
$12,750	ABAG Finance Authority for Nonprofit Corporations, Eskaton Village-Placerville Ser 2007	0.29%	10/07/10	$12,750,000
3,490	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM Insd)	0.32	10/07/10	3,490,000
	Austin Trust,
2,220	California Educational Facilities Authority University of Southern California Ser 2009 A Custody Receipts Ser 2008-1207	0.28	10/07/10	2,220,000
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	0.28	10/07/10	7,400,000
13,000	Los Angeles Unified School District Election 2005 Ser E Custody Receipts Ser 2008-1049 (AGM Insd)	0.28	10/07/10	13,000,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	0.28	10/07/10	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134 (AGM Insd)	0.31	10/07/10	5,075,000
5,330	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3011X	0.28	10/07/10	5,330,000
6,665	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3012X	0.28	10/07/10	6,665,000
6,995	Barclays Capital Municipal Trust Receipts, Carnegie Institution of Washington Ser 2010 A Floater-TRs Ser 24B	0.24	10/07/10	6,995,000
65,365	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2007 Ser A2	0.23	10/07/10	65,365,000
6,235	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.26	10/07/10	6,235,000
	California Educational Facilities Authority,
10,900	California Institute of Technology 2006 Ser A	0.20	10/07/10	10,900,000
27,000	California Institute of Technology 2006 Ser B	0.18	10/07/10	27,000,000
11,000	California Institute of Technology Ser 1994	0.20	10/07/10	11,000,000
5,465	California Lutheran University Ser 2004A	0.29	10/07/10	5,465,000
	California Health Facilities Financing Authority,
30,685	Kaiser Permanente Ser 2006 C	0.25	10/07/10	30,685,000
5,705	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.23	10/07/10	5,705,000
26,615	Scripps Health Ser 2008 C	0.25	10/07/10	26,615,000
6,970	Scripps Health Ser 2008 F	0.23	10/07/10	6,970,000
28,695	Sisters of Charity of Leavenworth Health System Ser 2003	0.21	10/07/10	28,695,000
61,950	Stanford Hospital Ser 2008 B-2	0.26	10/07/10	61,950,000
	California Infrastructure & Economic Development Bank
5,750	Le Lycee Francais de Los Angeles Ser 2006	0.25	10/07/10	5,750,000
16,355	SRI International Ser 2003 A	0.25	10/07/10	16,355,000
3,300	California Pollution Control Financing Authority, Pacific Gas & Electric Co Ser 1996 F	0.25	10/01/10	3,300,000
	California State Department of Water Resources,
18,650	Power Supply Ser 2002 C Subser C-9	0.23	10/07/10	18,650,000
2,465	Power Supply Ser 2002 C Subser C-10	0.25	10/07/10	2,465,000
4,060	Power Supply Ser 2005 F Subser G-2	0.24	10/07/10	4,060,000
6,400	Power Supply Ser B Subser B-6	0.23	10/07/10	6,400,000
	California Statewide Communities Development Authority,
4,965	John Muir Health Ser 2008 A	0.22	10/01/10	4,965,000
10,000	John Muir Health Ser 2008 B	0.28	10/07/10	10,000,000
2,350	Kaiser Permanente Ser 2009 C-1	0.23	10/07/10	2,350,000
25,200	Kaiser Permanente Ser 2009 C-3	0.23	10/07/10	25,200,000
13,000	Rady Childrens Hospital Ser 2008 C	0.24	10/07/10	13,000,000
9,120	SWEEP Loan Program Ser 2007 A	0.25	10/07/10	9,120,000
9,620	The Master’s College Ser 2002	0.26	10/07/10	9,620,000
41,500	University of San Diego Ser 2005	0.23	10/07/10	41,500,000
8,825	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	0.22	10/07/10	8,825,000
11,590	Castaic Lake Water Agency, Ser 1994 A (COPs) City of Irvine,	0.24	10/07/10	11,590,000

$19,713	Improvement Bond Act 1915	0.29%	10/01/10	$19,713,000
7,685	Improvement Bond Act 1915 Ser 2005 A	0.29	10/01/10	7,685,000
17,200	Improvement Bond Act 1915 Ser 2006 B	0.29	10/01/10	17,200,000
2,450	Improvement Bond Act 1915 Ser 2007 A	0.29	10/01/10	2,450,000
11,000	City of Los Angeles, Wastewater System Sub Ser 2008 C	0.24	10/07/10	11,000,000
4,445	City of Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.27	10/07/10	4,445,000
18,300	City of Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.27	10/07/10	18,300,000
25,100	City of Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.23	10/07/10	25,100,000
9,680	City of Sunnyvale, Government Center Site Acquisition Ser 2009 A (COPs)	0.27	10/07/10	9,680,000
8,000	City of Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	0.29	10/07/10	8,000,000
37,000	City of Whittier, Presbyterian Intercommunity Hospital Ser 2009 C	0.22	10/07/10	37,000,000
4,500	County of Riverside, 1985 Ser B (COPs)	0.25	10/07/10	4,500,000
10,800	County of Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.25	10/07/10	10,800,000
	East Bay Municipal Utility District,
4,000	Wastewater Sub Ser 2008 A	0.22	10/07/10	4,000,000
14,775	Water System Sub Refg Ser 2010 A-2	0.27	03/01/11	14,775,000
35,000	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM Insd)	0.26	10/07/10	35,000,000
	Eastern Municipal Water District,
23,985	Water & Sewer Ser 2008 A (COPs)	0.23	10/07/10	23,985,000
14,570	Water & Sewer Ser 2008 E (COPs)	0.22	10/07/10	14,570,000
15,000	Water & Sewer Ser 2008 G (COPs)	0.24	10/07/10	15,000,000
4,355	Irvine Public Facilities & Infrastructure Authority, Capital Improvement Ser 1985 (COPs)	0.23	10/07/10	4,355,000
20,505	Irvine Ranch Water District, Cons Ser 2009 A	0.21	10/07/10	20,505,000
	JP Morgan Chase & Co.,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487	0.34	10/07/10	8,515,000
2,000	Peralta Community College District Ser 2005 PUTTERs Ser 3499z (AGM Insd)	0.27	10/07/10	2,000,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504	0.27	10/07/10	18,260,000
10,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.25	10/07/10	10,550,000
22,800	Los Angeles County Metropolitan Transportation Authority, Prop A First Tier Senior Sales Tax Ser 2008-A1	0.24	10/07/10	22,800,000
	Los Angeles Department of Water & Power,
3,800	Power System 2001 Ser B Subser B-2	0.21	10/07/10	3,800,000
9,800	Power System 2002 Ser A Subser A-6	0.23	10/07/10	9,800,000
20,600	Power System 2002 Ser A-5	0.21	10/07/10	20,600,000
8,000	Water System 2001 Ser B Subser B-1	0.24	10/07/10	8,000,000
4,600	Water System 2001 Ser B Subser B-2	0.23	10/01/10	4,600,000
4,900	Water System 2001 Ser B Subser B-3	0.20	10/07/10	4,900,000
4,880	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (AGM Insd)	0.27	10/07/10	4,880,000
	Metropolitan Water District of Southern California,
8,600	Water 1997 Ser B	0.24	10/07/10	8,600,000
9,600	Water 2000 Ser B-4	0.23	10/07/10	9,600,000
8,000	Water 1997 Ser C	0.27	10/07/10	8,000,000
19,600	Water 1999 Ser C	0.24	10/07/10	19,600,000
9,700	Water 2001 Ser C-1	0.26	10/01/10	9,700,000
	Orange County Sanitation District,
1,940	Ser 2000 A (COPs)	0.30	10/01/10	1,940,000
32,800	Ser 2000 B (COPs)	0.30	10/01/10	32,800,000
6,750	Orange County Water District, Ser 2003 A (COPs)	0.23	10/07/10	6,750,000
2,940	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (AGM Insd)	0.27	10/07/10	2,940,000
23,800	Rancho Water District Financing Authority, CA, Ser 2008 B	0.22	10/07/10	23,800,000

	Sacramento County Sanitation Districts Financing Authority
$7,300	Sub Lien Ser 2008 B	0.30%	10/01/10	$7,300,000
5,500	Sub Lien Ser 2008 E	0.22	10/07/10	5,500,000
8,895	San Bernardino County Flood Control District, Judgment Ser 2008	0.22	10/07/10	8,895,000
20,000	San Francisco City & County Airports Commission, 2009 Second Ser 36-A	0.24	10/07/10	20,000,000
7,020	San Francisco City & County Finance Corporation, Moscone Center Ser 2008-2	0.22	10/07/10	7,020,000
12,005	San Jose Financing Authority, Lease Ser 2002 ROCs II-R Ser 11566 (BHAC Insd)	0.27	10/07/10	12,005,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (AGM Insd)	0.27	10/07/10	5,860,000
5,250	Tahoe Forest Hospital District, Election 2007 Ser 2010 B ROCs II-R Ser 11863	0.29	10/07/10	5,250,000
4,870	Town of Hillsborough, CA Water & Sewer System Ser 2006 A (COPs)	0.27	10/07/10	4,870,000
14,925	West Hills Community College District, Ser 2008 (COPs)	0.34	10/07/10	14,925,000
19,500	Western Municipal Water District Facilities Authority, Ser 2009 A	0.20	10/07/10	19,500,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $1,210,808,000)			1,210,808,000

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	California Tax-Exempt Commercial Paper (8.4%)
	California Department of Water Resources,
6,664	Ser 1	0.30%	10/05/10	0.30%	6,664,000
8,918	Ser 1	0.30	10/06/10	0.30	8,918,000
4,327	Ser 1	0.30	11/15/10	0.30	4,327,000
6,514	California State University Institute, Ser A	0.29	12/02/10	0.29	6,514,000
7,000	Riverside County Transportation Commission, Ser B	0.37	10/04/10	0.37	7,000,000
	San Diego County Water Authority,
10,900	Ser 1	0.31	10/05/10	0.31	10,900,000
13,705	Ser 1	0.32	11/05/10	0.32	13,705,000
19,000	Ser 1	0.32	10/06/10	0.32	19,000,000
9,500	Ser 2	0.28	10/04/10	0.28	9,500,000
	San Francisco County Transportation Authority,
10,000	2004 Ser A	0.30	10/04/10	0.30	10,000,000
7,000	2004 Ser A	0.31	11/09/10	0.31	7,000,000
	San Gabriel Valley Council of Governments,
3,500	Alameda Corridor East GANs	0.34	11/16/10	0.34	3,500,000
14,150	Alameda Corridor East GANs	0.35	10/07/10	0.35	14,150,000
	Total California Tax-Exempt Commercial Paper (Cost $121,178,000)				121,178,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.3%)
	California School Cash Reserve Program Authority,
18,800	2010-2011 Ser D dtd 07/01/10	2.00	03/01/11	0.75	18,896,846
18,800	2010-2011 Ser G dtd 07/01/10	2.00	06/01/11	0.90	18,936,370
4,700	California Statewide Communities Development Authority, Glenn County Ser 2010 A-2 TRANs dtd 07/01/10	2.00	06/30/11	0.85	4,739,932
	Imperial Community College District,
1,900	Ser 2009-10 TRANs dtd 06/29/10	2.00	12/31/10	0.65	1,906,355
3,050	Ser 2010-11 TRANs dtd 07/01/10	2.00	06/30/11	0.85	3,075,914
18,750	Los Angeles County Schools Pooled Financing Program
	Pooled 2010-2011 Ser A TRANs dtd 07/01/10	2.00	06/30/11	0.87	18,906,503
6,550	Oxnard Financing Authority,
	Ser 2010 BANs dtd 06/16/10	2.00	06/25/11	1.15	6,590,261
4,700	Riverside County, Teeter Obligation 2009 Ser C dtd12/15/09	2.00	10/15/10	0.73	4,702,275

$18,000	San Diego County School Districts, Ser 2010 B-2 TRANs dtd 07/01/10	2.00%	04/29/11	0.90%	$18,113,025
9,400	Val Verde Unified School District, Ser 2009-10 TRANs dtd 04/15/10	3.00	10/01/10	0.75	9,400,000
	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $105,267,481)				105,267,481
	Total Investments (Cost $1,437,253,481) (c)			100.1%	1,437,253,481
	Liabilities in Excess of Other Assets			(0.1)	(1,779,240)
	Net Assets			100.0%	$1,435,474,241

BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
GANs	Grant Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates
SWEEP	Statewide Easy Equipment Program.
TRANs	Tax Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at September 30, 2010.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets California Tax-Free Trust

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
		UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments:
California Tax-Exempt Short-Term Variable Rate Municipal Obligations	$1,210,808,000	$—	$1,210,808,000	$—
California Tax-Exempt Commercial Paper	121,178,000	—	121,178,000	—
California Tax-Exempt Short-Term Municipal Notes and Bonds	105,267,481	—	105,267,481	—
Total	$1,437,253,481	$—	$1,437,253,481	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.  Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010